Related Party Information - Schedule of Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 208	$ 229	$ 722	$ 675
Cost of goods sold	131	159	453	475
Selling, general and administrative expenses	59	65	194	209
Trade receivables	32		32		36
Trade payables	165		165		178
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	154	154	565	487
Cost of goods sold	152	104	425	360
Trade receivables	110		110		83
Trade payables	$ 154		$ 154		$ 162